Net Loss Per Share Attributible to Ordinary Sharholders (Details) - Schedule of sets forth the computation of basic and diluted net loss per share attributable (Parentheticals) - $ / shares	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Sets Forth The Computation Of Basic And Diluted Net Loss Per Share Attributable [Abstract]
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	63,341,817	9,596,666
Net loss per shares attributable to ordinary shareholders, basic and diluted	$ (0.46)	$ (4.40)